CONTRACT LIABILITIES (Details Narrative) - JPY (¥) ¥ in Thousands	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023
Revenue from Contract with Customer [Abstract]
Contract liability	¥ 189,025	¥ 195,039	¥ 165,156	¥ 153,477	¥ 108,980	¥ 78,170